Earn-in option agreements: (Tables)	12 Months Ended
Dec. 31, 2021
Earn-in option agreements:
Schedule of investment in the equity of the ultimate owner of the project ("Project Sponsor") and the investment in the equity of the underlying project entity which together represent the maximum exposure to loss on the underlying project

			Net
			Carrying		Ownership		Expenditures
	Investment		Value of	Cumulative Earn-In	percentage of		Required to	Maximum
	in Project		Project	Expenditures	project entity at		Achieve Maximum	Potential
Project	Sponsor		Entity	as of December 31, 2021	December 31, 2021		Ownership Interest	Ownership
Ivory Coast Project	$5,719	(1)	—	Cdn $15.7 million	30%		Cdn $25 million	60%
South Voisey’s Bay	$1,325	(1)	—	Cdn $3.1 million	0%	(3)	Cdn $7.7 million	65%
Hog Heaven	$1,280	(2)	—	$1.9 million	0%	(4)	$44.5 million	75%
Perseverance	$383	(2)	—	Cdn $3.4 million	25%		Cdn $17.5 million	80%
(1)	Included in investments subject to significant influence (Note 9)
(2)	Included in other investments
(3)	The Company must incur Cdn $7.7 million in earn-in expenditures to earn a 65% interest in the South Voisey’s Bay project. There is no initial minority interest that can be earned by the Company.
(4)	The Company must incur $19.5 million in earn-in expenditures to earn an initial 51% interest in the Hog Heaven project.